Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets		$ 3,419
Impairment charge	0	0	$ 10,636,358
Impairment for right-of-use lease assets
Contract assets
Customer liabilities			620,861	$ 4,669,715
Deferred revenue			157,341	$ 83,796
Number of revenue streams	3
Total advertising expenses	$ 1,213,024	567,375
Government grant	153,840	552,543
Government grant deferred and included in liabilities
Operating segment	1
Reportable segment	1
Deposited in financial institutions	$ 14,532,718	$ 37,869,425	$ 8,703,667
Deposit insurance maximum limit	$ 69,000				¥ 500,000
Baijiayun Group Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	100.00%				100.00%
Henan BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Xi’an BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Baijiayi Digital [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Shaanxi BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Xinjiang BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	1 year				1 year
Minimum [Member] | Notes Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Effective annual interest rate	2.00%	2.00%			2.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	10 years				10 years
Maximum [Member] | Notes Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Effective annual interest rate	3.30%	3.30%			3.30%
Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited in financial institutions	$ 7,221,568		$ 7,253,466
Real-Time Engagement Services [Member]
Summary of Significant Accounting Policies [Line Items]
Number of performance obligations	2
License [Member]
Summary of Significant Accounting Policies [Line Items]
Technical support service period	12 months
AI Solution Services [Member]
Summary of Significant Accounting Policies [Line Items]
Standard warranty period	12 months
Customer One [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	10.00%
Intangible assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge